SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Recently Issued Accounting Pronouncements Adopted Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change due to the adoption of ASU 2016-09		$ 118
Increase (decrease) in retained earnings	$ (9,545)	(5,254)
Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax asset	118	0	$ 0
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in retained earnings	(3,700)
Revenue from Contract with Customer, Excluding Assessed Tax	3,000
Cost of reimbursable fund	700
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in retained earnings	$ (1,300)
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change due to the adoption of ASU 2016-09		(120)
Retained Earnings [Member] | Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change due to the adoption of ASU 2016-09		(100)
Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change due to the adoption of ASU 2016-09		1,039
Additional Paid-in Capital [Member] | Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change due to the adoption of ASU 2016-09		1,000
Medley LLC [Member] | Non-Controlling Interests [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change due to the adoption of ASU 2016-09		(801)
Medley LLC [Member] | Non-Controlling Interests [Member] | Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change due to the adoption of ASU 2016-09		$ (800)